Share-Based Payments - Summary Of Reconciliation Of Stock Options Outstanding (Detail) - Equity Settled Performance Share Plan [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at the beginning of the year	1,508,855	0
Granted during the year	(116,906)	0
Vested during the year	4,106	1,508,855
Forfeited during the year	(134,474)	0
Outstanding at the end of the year	1,261,581	1,508,855